Summary of Significant Accounting Policies - Schedule of Balances and Amounts of VIEs and Subsidiaries (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2026 CNY (¥)	Feb. 28, 2026 USD ($)	Feb. 28, 2025 CNY (¥)	Feb. 29, 2024 CNY (¥)	Feb. 28, 2026 USD ($)
ASSETS
Total current assets	¥ 252,342		¥ 296,978		$ 36,796
Total non-current assets	487,155		434,164		71,039
TOTAL ASSETS	739,497		731,142		107,835
LIABILITIES
Accounts payable	3,014		3,746		439
Accrued expenses and other current liabilities	60,384		71,888		8,812
Operating lease liabilities, current	9,539		7,895		1,391
Income tax payable	19,376		18,859		2,825
Deferred revenue	30,134		27,941		4,394
Long-term borrowings, current	9,000				1,312
Total current liabilities	136,456		135,585		19,903
Operating lease liabilities, non-current	7,259		8,270		1,058
Long-term borrowings	81,000		82,134		11,811
Total non-current liabilities	88,259		90,404		12,869
TOTAL LIABILITIES	224,715		225,989		32,772
Total revenue	254,444	$ 37,102	251,076	¥ 125,445
Operating income (loss)	6,737	983	(15,739)	(9,270)
Net income (loss)	29,091	4,240	(627)	2,775
Net cash provided by operating activities	30,029	4,378	20,005	16,556
Net cash used in investing activities	(108,081)	(15,761)	2,525	71,481
Net cash (used in) provided by financing activities	9,062	1,321	12,367	41,268
VIEs
ASSETS
Total current assets	103,954		76,108		15,158
Total non-current assets	167,188		169,436		24,379
TOTAL ASSETS	271,142		245,544		39,537
LIABILITIES
Accounts payable	3,014		3,746		439
Accrued expenses and other current liabilities	57,118		68,353		8,329
Operating lease liabilities, current	9,072		6,913		1,323
Income tax payable	16,484		15,966		2,404
Deferred revenue	30,129		27,931		4,393
Long-term borrowings, current	9,000				1,312
Intercompany payable	28,190		12,484		4,111
Total current liabilities	156,618		139,203		22,838
Operating lease liabilities, non-current	7,140		7,683		1,041
Long-term borrowings	81,000		82,134		11,811
Total non-current liabilities	88,140		89,817		12,852
TOTAL LIABILITIES	244,758		229,020		35,690
Total revenue	259,520	37,842	250,528	124,568
Operating income (loss)	10,974	1,600	(12,245)	2,936
Net income (loss)	17,550	2,559	(13,745)	440
Net cash provided by operating activities	16,976	2,475	20,996	19,891
Net cash used in investing activities	(56,568)	(8,249)	(56,747)	(2,270)
Net cash (used in) provided by financing activities	74,502	$ 10,864	29,684	¥ (1,194)
Related Party | VIEs
LIABILITIES
Amounts due to related parties	¥ 3,611		¥ 3,810		$ 527